Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	12.02%	16.25%	22.56%	(7.48%)	30.76%	10.38%	28.06%	(13.17%)	17.35%	29.82%
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]		12.44%	28.86%	33.15%	(27.48%)	24.73%	51.32%	19.19%	0.91%
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]		(1.63%)	10.13%	12.36%	(7.25%)	33.28%	6.61%	28.01%	(10.70%)
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]		22.63%	25.31%	27.18%	(21.31%)	25.25%	19.60%	33.70%
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]		6.04%	11.85%	18.51%	(17.63%)	25.18%	19.19%	26.74%
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]		0.30%	3.87%	13.11%	(31.08%)	37.13%	15.57%	19.17%
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]		12.89%	12.48%

[1]	The Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund, which became the Investor Shares of the Fund; the Class P Shares of the Predecessor Fund, which became the Institutional Shares of the Fund; and the Institutional Shares of the Predecessor Fund, which became the R6 Shares of the Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to October 23, 2015 represent the performance of the Predecessor Fund and its classes. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.